Business Combinations and Related Agreements - Additional Information (Details)			3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2021 USD ($) $ / shares shares	Nov. 23, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 16, 2021 $ / shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Jun. 10, 2019 $ / shares
Business Acquisition [Line Items]
Subsidiary Percentage Ownership		43.00%
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001					$ 0.0001
Business Combination, Step Acquisition, Equity Interest in Acquiree, Valuation Techniques			A Valuation Shortfall shall occur if the dollar volume-weighted average price for the GigCapital2 Common Stock on the New York Stock Exchange during the period beginning at 9:30 a.m., New York time, and ending at 4:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or if not available on Bloomberg, as reported by Morningstar (the “VWAP”) for the ten trading days preceding the Measurement Date (the “Reference VWAP”) is less than $13.64, and the amount of such Valuation Shortfall is the difference between $13.64 and the Reference VWAP. In the event that a Valuation Shortfall occurs, the amount of shares of GigCapital2 Common Stock that the Significant UpHealth Stockholders shall forfeit to the Members will be the lesser of (i) the Adjustment Amount and (ii) 5,500,000 (or, if the Adjustment Amount equals 5,500,000, the Adjustment Amount). The Adjustment Amount means the quotient (rounded up to the nearest whole number) of (A) the Aggregate Valuation Shortfall, divided by (B) the Reference VWAP. The Aggregate Valuation Shortfall means the product of (A) the amount of the Valuation Shortfall, multiplied by (B) 11,000,000. Upon the closing of the transactions, the combined company will be named UpHealth, Inc. and will continue to be listed on the NYSE under the new ticker symbol “UPH”.				A Valuation Shortfall shall occur if the dollar volume-weighted average price for the GigCapital2 Common Stock on the New York Stock Exchange during the period beginning at 9:30 a.m., New York time, and ending at 4:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or if not available on Bloomberg, as reported by Morningstar (the “VWAP”) for the ten trading days preceding the Measurement Date (the “Reference VWAP”) is less than $13.64, and the amount of such Valuation Shortfall is the difference between $13.64 and the Reference VWAP. In the event that a Valuation Shortfall occurs, the amount of shares of GigCapital2 Common Stock that the Significant UpHealth Stockholders shall forfeit to the Members will be the lesser of (i) the Adjustment Amount and (ii) 5,500,000 (or, if the Adjustment Amount equals 5,500,000, the Adjustment Amount). The Adjustment Amount means the quotient (rounded up to the nearest whole number) of (A) the Aggregate Valuation Shortfall, divided by (B) the Reference VWAP. The Aggregate Valuation Shortfall means the product of (A) the amount of the Valuation Shortfall, multiplied by (B) 11,000,000. Upon the closing of the transactions, the combined company will be named UpHealth, Inc. and will continue to be listed on the NYSE under the new ticker symbol “UPH”.
Agreement termination description			The UpHealth BCA and the Cloudbreak BCA each allow the parties to terminate such agreements if certain conditions described therein are satisfied. Additionally, under the Cloudbreak BCA, Cloudbreak is allowed to terminate the Cloudbreak BCA if there is less than $125,000,000 of cash and cash equivalents in the Trust Account at any time prior to the Cloudbreak Closing				The UpHealth BCA and the Cloudbreak BCA each allow the parties to terminate such agreements if certain conditions described therein are satisfied. Additionally, under the Cloudbreak BCA, Cloudbreak is allowed to terminate the Cloudbreak BCA if there is less than $125,000,000 of cash and cash equivalents in the Trust Account at any time prior to the Cloudbreak Closing.
Minimum cash and cash equivalent require to maintain in trust account			$ 125,000,000				$ 125,000,000
Common stock - shares issued | shares			5,751,496	5,284,176	5,231,053	5,220,358	5,639,096		5,313,742	5,256,884	5,212,090
Conversion price per unit | $ / shares			$ 10.00
Proceeds from issuance of common stock				$ 25,000	$ 25,000	$ 25,000
Aggregate Merger Consideration reduction in shares | shares							14,142,857
Note Investors | Note Subscription Agreements
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Conversion price per unit | $ / shares	$ 11.50
Debt Instrument, Maturity Date, Description	five
Percentage of closing sales price of common stock that conversion price must exceed in order for notes to be convertible	130
Number of trading days within 30 trading days in which the closing price of common stock must exceed conversion price for notes to be convertible	20 days
Number of trading days during which closing price of common stock must exceed conversion price for at least 20 days in order for the preferred stock to be convertible	30 days
Note average daily trading volume of common Stock of the applicable exercise period	$ 2,000,000
Number of days to register the shares issuable upon conversion of the notes	45 days
Private Placement | PIPE Subscription Agreement
Business Acquisition [Line Items]
Common stock, par value | $ / shares								$ 0.0001
Private Placement | PIPE Investors | PIPE Subscription Agreement
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 10.00
Common stock - shares issued | shares	3,000,000
Private Placement | Note Investors | Note Subscription Agreements | Convertible Notes Payable
Business Acquisition [Line Items]
Proceeds from Unsecured Notes Payable	$ 255,000,000
Minimum [Member] | Note Investors | Note Subscription Agreements
Business Acquisition [Line Items]
Proceeds from Issuance of Unsecured Debt	150,000,000
Proceeds from issuance of common stock	30,000,000
Trust account balance after redemptions	$ 50,000,000
Up Health Merger
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Business combination exchange ratio description		At the effective time of the UpHealth Merger, each share of UpHealth common stock will be canceled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of GigCapital2 (the “GigCapital2 Common Stock”) equal to the Exchange Ratio. The Exchange Ratio will be equal to the Aggregate Merger Consideration divided by the sum of the aggregate number of shares of UpHealth common stock issued and outstanding immediately prior to the effective time of the UpHealth Merger.
Business acquisition equity interest, description		the purchase of 90% or more of the equity interests of Glocal Healthcare Systems Private Limited, a company incorporated under the laws of India (“Glocal”), with the UpHealth BCA providing for a purchase price adjustment for every 1% less than 90% of the equity interests that is owned by UpHealth upon the closing of the UpHealth Merger. UpHealth as of the date of entry into the UpHealth BCA owned approximately 43% of the equity interests of Glocal. As of May 14, 2021, UpHealth had acquired additional equity interests of Glocal such that it owned in excess of 90% of the equity interests of Glocal.
Up Health Merger | Maximum
Business Acquisition [Line Items]
Aggregate merger consideration of common stock. shares | shares		99,000,000
UpHealth Holding, Inc.
Business Acquisition [Line Items]
Business combination, Control obtained description			Adjustments to the Aggregate Merger Consideration will be made to the extent that the indebtedness at the closing of the UpHealth Merger less the cash and cash equivalents of UpHealth and its subsidiaries as of immediately before such time is greater than $33,850,000 (excluding any Acquisition Promissory Notes). The Acquisition Promissory Notes are promissory notes previously issued by UpHealth for its acquisitions of Thrasys, Inc., a California corporation (“Thrasys”), Behavioral Health Services, LLC, a Missouri limited liability company (“Behavioral Health Services”), TTC Healthcare, Inc., a Delaware corporation (“TTC Healthcare”), Innovations Group, Inc., a Utah corporation (“Innovations Group”) and the interests in Glocal with a maximum aggregate principal amount of $86,200,000, of which $35,500,000 is due and payable on the date that is one business day after the Closing.
Acquisition promissory notes payable amount			$ 35,500,000
Common stock adjusted for stock splits, combinations, reorganizations | shares			5,500,000
Innovations Group And TTC Healthcare | Maximum
Business Acquisition [Line Items]
Aggregate purchase price			$ 86,200,000				$ 86,200,000
Thrasys, Inc
Business Acquisition [Line Items]
Business combination, Control obtained description			The Thrasys Incentive Amount that shall be eligible to be granted shall be (a) 32.016% multiplied by (b) 15.136% multiplied by (c) the Adjusted Aggregate Merger/Incentive Amount (as defined in the UpHealth BCA). The Adjusted Aggregate Merger/Incentive Amount shall be (a) $990,000,000, subject to certain adjustments, divided by (b) $10.00. In the event that either individual ceases to be a service provider to GigCapital2, UpHealth or any of its subsidiaries as of the date of grant, the portion of the Thrasys Incentive Amount allocated to such individual will not be reallocated to the other individual. Such restricted stock units shall vest into shares of GigCapital2 Common Stock at the earlier of (i) the date that is one year after the closing of the UpHealth Merger, (ii) the date on which the last sale price of GigCapital2 Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the closing of the UpHealth Business Combination, or (iii) the date on which GigCapital2 completes a liquidation, merger, stock exchange or other similar transaction that results in all of the GigCapital2’s stockholders having the right to exchange their shares of GigCapital2 Common Stock for cash, securities or other property.				Following the amendment of the UpHealth Business Combination Agreement on January 29, 2021, the Thrasys Incentive Amount that shall be eligible to be granted shall be (a) 32.016% multiplied by (b) 15.143% multiplied by (c) the Adjusted Aggregate Merger/Incentive Amount. The Adjusted Aggregate Merger/Incentive Amount shall be (a) $990,000,000, subject to certain adjustments, divided by (b) $10.00. In the event that either individual ceases to be a service provider to GigCapital2, the Surviving Corporation or any of the Company Subsidiaries as of the date of grant, the portion of the Thrasys Incentive Amount allocated to such individual will not be reallocated to the other individual. Such restricted stock units shall vest into shares of GigCapital2 Common Stock at the earlier of (i) the date that is one year after the UpHealth Closing, (ii) the date on which the last sale price of GigCapital2 Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the UpHealth Closing, or (iii) the date on which GigCapital2 completes a liquidation, merger, stock exchange or other similar transaction that results in all of the GigCaptial2’s stockholders having the right to exchange their shares of GigCapital2 Common Stock for cash, securities or other property.
Cloudbreak Merger
Business Acquisition [Line Items]
Common Stock issuable | shares			11,000,000				11,000,000
UpHealth Holding, Inc.
Business Acquisition [Line Items]
Business combination, Control obtained description							The Aggregate Merger Consideration shall be reduced by approximately (a) 14,142,857 shares of GigCapital2 Common Stock, if upon the Closing, UpHealth has not completed its acquisition of Innovations Group, and (b) 99,000 shares of GigCapital2 Common Stock for each 1.0% interest of Glocal that is below 90% and that is not yet acquired by UpHealth upon the UpHealth Closing. Adjustments to the Aggregate Merger Consideration will further be made to the extent that the indebtedness at the Closing of UpHealth and the Company Subsidiaries less the cash and cash equivalents of UpHealth and the Company Subsidiaries as of immediately before such time is greater than $33,850,000 (excluding any Acquisition Promissory Notes), provided, that such amount shall be reduced by $12,550,000, if upon the UpHealth Closing, UpHealth has not completed its acquisition of Innovations Group.
Common stock adjusted for stock splits, combinations, reorganizations | shares							5,500,000
Reduction in Acquisition Promissory Notes Amount							$ 30,000,000
Share Purchase Agreement | Glocal Healthcare Systems Private Limited | Minimum [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired by UpHealth		99.00%